JPMorgan Market Expansion Enhanced Equity ETF
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
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NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
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unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date
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© J.P. Morgan Chase & Co., 2023.

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.2%
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc. *	20,094	1,128,680
AeroVironment, Inc. *	5,740	526,129
Axon Enterprise, Inc. *	15,813	3,555,553
Curtiss-Wright Corp.	1,593	280,782
Woodward, Inc.	4,460	434,270
		5,925,414
Air Freight & Logistics — 0.5%
Forward Air Corp.	8,235	887,404
GXO Logistics, Inc. *	20,399	1,029,333
Hub Group, Inc., Class A *	21,981	1,845,085
		3,761,822
Automobile Components — 1.1%
Adient plc *	23,879	978,084
American Axle & Manufacturing Holdings, Inc. *	36,639	286,151
Dana, Inc.	85,557	1,287,633
Fox Factory Holding Corp. *	5,595	679,065
Gentherm, Inc. *	8,490	512,966
Goodyear Tire & Rubber Co. (The) *	180,701	1,991,325
LCI Industries	6,314	693,719
Lear Corp.	14,815	2,066,544
Patrick Industries, Inc.	7,054	485,386
		8,980,873
Automobiles — 0.4%
Harley-Davidson, Inc.	39,674	1,506,422
Thor Industries, Inc. (a)	14,843	1,182,097
Winnebago Industries, Inc.	10,155	585,943
		3,274,462
Banks — 6.4%
Ameris Bancorp	51,398	1,880,139
Associated Banc-Corp.	40,367	725,799
Axos Financial, Inc. *	34,735	1,282,416
Banc of California, Inc.	38,170	478,270
Bancorp, Inc. (The) *	14,308	398,478
Bank OZK	11,459	391,898
Banner Corp.	34,248	1,862,064
Brookline Bancorp, Inc.	18,645	195,772
Cadence Bank	18,605	386,240
Cathay General Bancorp	10,535	363,668
Columbia Banking System, Inc.	32,977	706,367
Commerce Bancshares, Inc.	29,486	1,720,508
Cullen/Frost Bankers, Inc.	17,051	1,796,152
CVB Financial Corp.	70,852	1,181,811
Dime Community Bancshares, Inc.	12,392	281,546
East West Bancorp, Inc.	60,827	3,375,898
FB Financial Corp.	8,269	257,001
First Bancorp	9,237	328,098

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
First BanCorp (Puerto Rico)	147,523	1,684,713
First Commonwealth Financial Corp.	87,740	1,090,608
First Financial Bancorp	11,658	253,795
First Financial Bankshares, Inc.	16,528	527,243
First Horizon Corp.	136,956	2,435,078
FNB Corp.	150,110	1,741,276
Glacier Bancorp, Inc.	2,695	113,217
Hancock Whitney Corp.	45,217	1,645,899
Hanmi Financial Corp.	8,710	161,745
HomeStreet, Inc.	5,892	105,997
Independent Bank Corp.	7,118	467,083
National Bank Holdings Corp., Class A	46,945	1,570,780
NBT Bancorp, Inc.	8,804	296,783
New York Community Bancorp, Inc.	133,448	1,206,370
OFG Bancorp (Puerto Rico)	70,783	1,765,328
Old National Bancorp	163,104	2,351,960
PacWest Bancorp	29,309	285,177
Pathward Financial, Inc.	7,088	294,081
Pinnacle Financial Partners, Inc.	36,306	2,002,639
Preferred Bank	3,551	194,630
Prosperity Bancshares, Inc.	35,451	2,180,945
Renasant Corp.	14,122	431,851
Seacoast Banking Corp. of Florida	20,320	481,584
Simmons First National Corp., Class A	50,841	889,209
Synovus Financial Corp.	37,848	1,166,854
Triumph Financial, Inc. *	5,840	339,070
UMB Financial Corp.	11,202	646,579
United Community Banks, Inc.	26,615	748,414
Valley National Bancorp	79,348	733,176
Veritex Holdings, Inc.	58,302	1,064,595
Washington Federal, Inc.	54,984	1,656,118
Webster Financial Corp.	30,482	1,201,600
Wintrust Financial Corp.	34,819	2,540,046
WSFS Financial Corp.	6,830	256,876
		52,143,444
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A * (a)	2,378	781,649
Coca-Cola Consolidated, Inc.	1,380	738,410
		1,520,059
Biotechnology — 2.0%
Arrowhead Pharmaceuticals, Inc. *	40,954	1,040,232
Eagle Pharmaceuticals, Inc. *	28,449	807,098
Emergent BioSolutions, Inc. *	3,830	39,679
Exelixis, Inc. *	225,871	4,384,156
Neurocrine Biosciences, Inc. *	26,969	2,729,802

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
REGENXBIO, Inc. *	60,863	1,150,919
United Therapeutics Corp. *	25,901	5,800,788
		15,952,674
Broadline Retail — 0.6%
Big Lots, Inc.	10,984	120,385
Kohl's Corp.	63,258	1,489,093
Macy's, Inc.	143,333	2,506,894
Nordstrom, Inc. (a)	27,968	455,040
Ollie's Bargain Outlet Holdings, Inc. *	9,128	528,876
		5,100,288
Building Products — 2.6%
AZZ, Inc.	6,414	264,513
Builders FirstSource, Inc. *	79,879	7,091,658
Carlisle Cos., Inc.	13,473	3,045,841
Gibraltar Industries, Inc. *	23,853	1,156,870
Griffon Corp.	13,084	418,819
Lennox International, Inc.	6,435	1,616,987
Owens Corning	26,677	2,555,657
Resideo Technologies, Inc. *	40,672	743,484
Simpson Manufacturing Co., Inc.	11,302	1,239,151
Trex Co., Inc. *	4,225	205,631
UFP Industries, Inc.	35,645	2,832,708
		21,171,319
Capital Markets — 1.8%
Affiliated Managers Group, Inc.	10,545	1,501,819
Avantax, Inc. *	93,584	2,463,131
Donnelley Financial Solutions, Inc. *	12,595	514,632
Evercore, Inc., Class A	6,146	709,125
Federated Hermes, Inc.	12,138	487,219
Interactive Brokers Group, Inc., Class A	37,288	3,078,497
Jefferies Financial Group, Inc.	59,536	1,889,673
Piper Sandler Cos.	3,360	465,729
Stifel Financial Corp.	34,044	2,011,660
StoneX Group, Inc. *	8,522	882,283
Virtus Investment Partners, Inc.	1,910	363,645
		14,367,413
Chemicals — 2.6%
AdvanSix, Inc.	29,039	1,111,323
Ashland, Inc.	10,932	1,122,826
Avient Corp.	40,852	1,681,468
Cabot Corp.	27,115	2,078,094
Chemours Co. (The)	61,878	1,852,627
Hawkins, Inc.	4,955	216,930
HB Fuller Co.	26,699	1,827,547
Ingevity Corp. *	23,943	1,712,403
Livent Corp. * (a)	19,126	415,417

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Mativ Holdings, Inc.	8,919	191,491
Minerals Technologies, Inc.	14,315	864,912
RPM International, Inc.	24,513	2,138,514
Scotts Miracle-Gro Co. (The)	10,881	758,841
Sensient Technologies Corp.	11,074	847,825
Stepan Co.	20,037	2,064,412
Trinseo plc	10,065	209,855
Valvoline, Inc.	50,648	1,769,641
		20,864,126
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	16,608	746,364
Brady Corp., Class A	46,898	2,519,830
Brink's Co. (The)	13,624	910,083
Clean Harbors, Inc. *	29,749	4,241,017
CoreCivic, Inc. *	114,610	1,054,412
Deluxe Corp.	11,870	189,920
Harsco Corp. *	17,159	117,196
Interface, Inc.	16,725	135,807
KAR Auction Services, Inc. *	33,194	454,094
Matthews International Corp., Class A	8,580	309,395
MillerKnoll, Inc.	21,896	447,773
Pitney Bowes, Inc.	39,564	153,904
Ritchie Bros Auctioneers, Inc. (Canada)	18,387	1,035,004
Stericycle, Inc. *	6,314	275,354
Tetra Tech, Inc.	14,053	2,064,526
Viad Corp. *	5,200	108,368
		14,763,047
Communications Equipment — 1.4%
ADTRAN Holdings, Inc.	14,464	229,399
Calix, Inc. *	14,478	775,876
Ciena Corp. *	87,305	4,585,258
Comtech Telecommunications Corp.	8,235	102,773
Digi International, Inc. *	8,775	295,542
Extreme Networks, Inc. *	30,989	592,510
Lumentum Holdings, Inc. *	14,464	781,200
NETGEAR, Inc. *	97,917	1,812,444
Viasat, Inc. *	44,112	1,492,750
Viavi Solutions, Inc. *	58,137	629,624
		11,297,376
Construction & Engineering — 2.3%
AECOM	34,147	2,879,275
Arcosa, Inc.	13,975	881,962
Comfort Systems USA, Inc.	25,906	3,781,240
EMCOR Group, Inc.	26,764	4,351,559
Fluor Corp. *	38,745	1,197,608
MasTec, Inc. *	14,941	1,411,028

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — continued
MDU Resources Group, Inc.	119,381	3,638,733
MYR Group, Inc. *	4,215	531,132
		18,672,537
Construction Materials — 0.1%
Eagle Materials, Inc.	7,118	1,044,567
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	13,260	402,043
Encore Capital Group, Inc. *	8,490	428,321
Enova International, Inc. *	33,370	1,482,629
EZCORP, Inc., Class A *	23,149	199,081
FirstCash Holdings, Inc.	13,440	1,281,773
Green Dot Corp., Class A *	13,345	229,267
LendingTree, Inc. *	1,810	48,255
Navient Corp.	13,223	211,436
PROG Holdings, Inc. *	17,781	423,010
SLM Corp.	95,083	1,178,078
		5,883,893
Consumer Staples Distribution & Retail — 1.8%
Andersons, Inc. (The)	31,977	1,321,290
BJ's Wholesale Club Holdings, Inc. *	54,568	4,150,988
Casey's General Stores, Inc.	17,200	3,723,112
SpartanNash Co.	51,255	1,271,124
Sprouts Farmers Market, Inc. *	97,980	3,432,239
United Natural Foods, Inc. *	15,734	414,591
		14,313,344
Containers & Packaging — 1.0%
AptarGroup, Inc.	13,694	1,618,494
Greif, Inc., Class A	12,637	800,807
Myers Industries, Inc.	10,070	215,800
O-I Glass, Inc. *	18,926	429,809
Silgan Holdings, Inc.	41,233	2,212,975
Sonoco Products Co.	52,271	3,188,531
		8,466,416
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc. *	13,435	518,860
Graham Holdings Co., Class B	1,665	992,074
Grand Canyon Education, Inc. *	5,044	574,512
H&R Block, Inc.	43,973	1,550,048
Service Corp. International (a)	43,243	2,974,253
Strategic Education, Inc.	6,964	625,576
WW International, Inc. *	14,075	57,989
		7,293,312
Diversified REITs — 0.3%
American Assets Trust, Inc.	12,454	231,520

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified REITs — continued
Armada Hoffler Properties, Inc.	47,191	557,326
Essential Properties Realty Trust, Inc.	71,302	1,771,854
		2,560,700
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	2,450	100,254
Cogent Communications Holdings, Inc.	10,685	680,848
Iridium Communications, Inc.	35,104	2,173,991
		2,955,093
Electric Utilities — 1.2%
Hawaiian Electric Industries, Inc.	76,763	2,947,699
IDACORP, Inc.	32,136	3,481,293
OGE Energy Corp.	91,887	3,460,465
		9,889,457
Electrical Equipment — 1.6%
Acuity Brands, Inc.	8,758	1,600,349
Encore Wire Corp.	14,955	2,771,610
Hubbell, Inc.	6,130	1,491,490
nVent Electric plc	93,582	4,018,411
Regal Rexnord Corp.	17,965	2,528,215
Sunrun, Inc. * (a)	39,674	799,431
		13,209,506
Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries, Inc.	10,979	1,075,942
Arrow Electronics, Inc. *	24,834	3,101,022
Belden, Inc.	11,446	993,169
Benchmark Electronics, Inc.	9,860	233,583
Cognex Corp.	36,189	1,793,165
Coherent Corp. *	19,029	724,624
Fabrinet (Thailand) *	26,593	3,158,185
Itron, Inc. *	3,090	171,340
Jabil, Inc.	70,212	6,189,890
Littelfuse, Inc.	5,493	1,472,618
OSI Systems, Inc. *	4,660	476,998
Rogers Corp. *	4,925	804,893
TD SYNNEX Corp.	22,875	2,214,071
Vontier Corp.	122,311	3,343,983
		25,753,483
Energy Equipment & Services — 0.8%
Bristow Group, Inc. *	7,538	168,851
ChampionX Corp.	89,968	2,440,832
Helmerich & Payne, Inc.	17,995	643,321
Nabors Industries Ltd. *	1,580	192,618
NOV, Inc.	103,711	1,919,691
Oceaneering International, Inc. *	28,049	494,504

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — continued
Patterson-UTI Energy, Inc.	54,378	636,222
ProPetro Holding Corp. *	19,659	141,348
		6,637,387
Entertainment — 0.0% ^
Marcus Corp. (The)	8,050	128,800
Financial Services — 1.5%
Essent Group Ltd.	47,784	1,913,749
Euronet Worldwide, Inc. *	4,020	449,838
EVERTEC, Inc. (Puerto Rico)	16,258	548,708
MGIC Investment Corp.	76,409	1,025,409
Mr. Cooper Group, Inc. *	28,151	1,153,346
NMI Holdings, Inc., Class A *	59,069	1,319,011
Voya Financial, Inc. (a)	20,270	1,448,494
Walker & Dunlop, Inc.	12,286	935,825
WEX, Inc. *	17,461	3,210,903
		12,005,283
Food Products — 1.8%
Darling Ingredients, Inc. *	43,584	2,545,306
Flowers Foods, Inc.	107,593	2,949,124
Hain Celestial Group, Inc. (The) *	21,474	368,279
Hostess Brands, Inc. *	35,024	871,397
Ingredion, Inc.	31,054	3,159,123
John B Sanfilippo & Son, Inc.	2,650	256,838
Pilgrim's Pride Corp. *	49,646	1,150,794
Post Holdings, Inc. *	15,004	1,348,410
Simply Good Foods Co. (The) *	21,869	869,730
TreeHouse Foods, Inc. *	13,034	657,305
		14,176,306
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	17,844	2,283,853
Southwest Gas Holdings, Inc.	4,097	255,858
Spire, Inc.	7,054	494,767
UGI Corp.	93,743	3,258,507
		6,292,985
Ground Transportation — 1.7%
ArcBest Corp.	13,537	1,251,089
Avis Budget Group, Inc. *	12,454	2,426,039
Knight-Swift Transportation Holdings, Inc.	42,414	2,399,784
Landstar System, Inc.	19,183	3,438,745
Saia, Inc. *	6,670	1,814,774
Werner Enterprises, Inc.	25,089	1,141,299
XPO, Inc. *	28,599	912,308
		13,384,038
Health Care Equipment & Supplies — 3.9%
Avanos Medical, Inc. *	11,797	350,843

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
CONMED Corp. (a)	6,480	673,013
Cutera, Inc. * (a)	4,314	101,897
Envista Holdings Corp. *	93,325	3,815,126
Glaukos Corp. *	20,563	1,030,206
Globus Medical, Inc., Class A *	20,094	1,138,124
Haemonetics Corp. *	29,709	2,458,420
Heska Corp. *	2,750	268,455
Integer Holdings Corp. *	8,434	653,635
Integra LifeSciences Holdings Corp. *	18,543	1,064,554
Lantheus Holdings, Inc. *	47,287	3,904,015
LivaNova plc *	11,425	497,901
Masimo Corp. *	24,881	4,591,540
Merit Medical Systems, Inc. *	13,158	973,034
Neogen Corp. *	116,410	2,155,913
NuVasive, Inc. *	45,512	1,880,101
Omnicell, Inc. *	10,881	638,388
Orthofix Medical, Inc. *	12,695	212,641
Shockwave Medical, Inc. *	9,612	2,084,170
Tandem Diabetes Care, Inc. *	67,009	2,721,235
Varex Imaging Corp. *	10,500	190,995
		31,404,206
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. *	23,049	1,665,290
Addus HomeCare Corp. *	3,930	419,567
Amedisys, Inc. *	21,695	1,595,667
AMN Healthcare Services, Inc. *	5,475	454,206
Chemed Corp.	4,314	2,319,854
Encompass Health Corp.	56,433	3,053,025
Enhabit, Inc. *	12,400	172,484
Ensign Group, Inc. (The)	13,245	1,265,427
Fulgent Genetics, Inc. *	39,698	1,239,372
HealthEquity, Inc. *	39,058	2,293,095
ModivCare, Inc. *	11,870	998,030
Option Care Health, Inc. *	35,659	1,132,886
Progyny, Inc. *	57,090	1,833,731
R1 RCM, Inc. *	30,359	455,385
RadNet, Inc. *	11,230	281,087
Tenet Healthcare Corp. *	41,012	2,436,933
		21,616,039
Health Care REITs — 0.6%
CareTrust REIT, Inc.	23,960	469,137
Community Healthcare Trust, Inc.	12,234	447,764
Healthcare Realty Trust, Inc.	78,299	1,513,520
Physicians Realty Trust	137,485	2,052,651
Sabra Health Care REIT, Inc.	24,818	285,407
		4,768,479

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Technology — 0.1%
HealthStream, Inc. *	7,760	210,296
NextGen Healthcare, Inc. *	16,295	283,696
Veradigm, Inc. *	50,912	664,402
		1,158,394
Hotel & Resort REITs — 0.3%
DiamondRock Hospitality Co.	50,750	412,598
Park Hotels & Resorts, Inc. (a)	64,715	799,877
Pebblebrook Hotel Trust (a)	33,901	475,970
Xenia Hotels & Resorts, Inc.	29,687	388,603
		2,077,048
Hotels, Restaurants & Leisure — 2.7%
BJ's Restaurants, Inc. *	6,135	178,774
Bloomin' Brands, Inc.	19,857	509,332
Boyd Gaming Corp.	21,933	1,406,344
Brinker International, Inc. *	35,549	1,350,862
Cheesecake Factory, Inc. (The) (a)	14,370	503,668
Churchill Downs, Inc.	6,580	1,691,389
Cracker Barrel Old Country Store, Inc. (a)	4,329	491,774
Dave & Buster's Entertainment, Inc. *	13,345	490,963
Dine Brands Global, Inc.	18,924	1,280,019
Golden Entertainment, Inc. *	8,964	390,024
Jack in the Box, Inc.	6,580	576,342
Light & Wonder, Inc. *	16,274	977,254
Marriott Vacations Worldwide Corp.	10,685	1,440,979
Papa John's International, Inc.	6,414	480,601
Ruth's Hospitality Group, Inc.	5,930	97,371
Sabre Corp. * (a)	92,872	398,421
Six Flags Entertainment Corp. *	101,385	2,707,993
Texas Roadhouse, Inc.	15,594	1,685,088
Travel + Leisure Co.	30,608	1,199,834
Wendy's Co. (The)	33,834	736,904
Wyndham Hotels & Resorts, Inc.	49,808	3,379,473
		21,973,409
Household Durables — 1.9%
Cavco Industries, Inc. *	2,110	670,431
Helen of Troy Ltd. *	6,399	608,993
KB Home	23,779	955,440
La-Z-Boy, Inc.	12,055	350,559
Meritage Homes Corp.	9,784	1,142,380
Taylor Morrison Home Corp. *	33,854	1,295,254
Tempur Sealy International, Inc.	50,748	2,004,039
Toll Brothers, Inc.	77,791	4,669,794
Tri Pointe Homes, Inc. *	135,183	3,422,834
Universal Electronics, Inc. *	7,200	73,008
		15,192,732

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — 0.5%
Central Garden & Pet Co. *	27,069	1,111,453
Central Garden & Pet Co., Class A *	54,478	2,128,455
Energizer Holdings, Inc.	17,365	602,566
		3,842,474
Industrial REITs — 1.3%
EastGroup Properties, Inc.	13,370	2,210,328
First Industrial Realty Trust, Inc.	58,525	3,113,530
Innovative Industrial Properties, Inc. (a)	10,634	808,078
Rexford Industrial Realty, Inc.	74,975	4,472,259
		10,604,195
Insurance — 3.1%
American Financial Group, Inc.	23,645	2,872,867
Assured Guaranty Ltd.	15,847	796,629
CNO Financial Group, Inc.	32,607	723,549
Employers Holdings, Inc.	17,057	711,106
First American Financial Corp.	26,847	1,494,304
Hanover Insurance Group, Inc. (The)	6,283	807,366
Horace Mann Educators Corp.	10,498	351,473
James River Group Holdings Ltd.	42,624	880,186
Kinsale Capital Group, Inc.	3,390	1,017,508
Mercury General Corp.	6,940	220,276
Old Republic International Corp.	74,942	1,871,302
Palomar Holdings, Inc. *	6,135	338,652
Primerica, Inc.	7,010	1,207,402
Reinsurance Group of America, Inc.	17,913	2,378,130
RenaissanceRe Holdings Ltd. (Bermuda)	15,621	3,129,511
RLI Corp.	16,397	2,179,325
Selective Insurance Group, Inc.	8,224	783,994
Unum Group	86,766	3,432,463
		25,196,043
Interactive Media & Services — 0.3%
QuinStreet, Inc. *	35,009	555,593
TripAdvisor, Inc. *	25,149	499,459
Yelp, Inc. *	17,644	541,671
Ziff Davis, Inc. *	12,805	999,430
		2,596,153
IT Services — 0.1%
Perficient, Inc. *	9,128	658,950
Unisys Corp. *	31,776	123,291
		782,241
Leisure Products — 0.7%
Brunswick Corp.	23,489	1,926,098
Mattel, Inc. *	88,476	1,628,843

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — continued
Polaris, Inc. (a)	15,091	1,669,517
YETI Holdings, Inc. *	18,095	723,800
		5,948,258
Life Sciences Tools & Services — 0.7%
Azenta, Inc. *	20,469	913,327
Bruker Corp.	26,102	2,057,882
Medpace Holdings, Inc. *	6,964	1,309,580
Repligen Corp. *	4,855	817,388
Syneos Health, Inc. *	23,489	836,678
		5,934,855
Machinery — 5.1%
3D Systems Corp. *	18,379	197,023
AGCO Corp.	30,261	4,091,287
Alamo Group, Inc.	6,587	1,213,062
Chart Industries, Inc. * (a)	9,128	1,144,651
Crane Holdings Co.	31,547	3,580,585
Esab Corp.	11,291	666,959
Federal Signal Corp.	15,175	822,637
Flowserve Corp.	34,553	1,174,802
Franklin Electric Co., Inc.	31,520	2,966,032
Graco, Inc.	45,435	3,317,209
Hillenbrand, Inc.	27,709	1,317,009
ITT, Inc.	44,258	3,819,465
John Bean Technologies Corp.	7,850	857,927
Kennametal, Inc.	21,879	603,423
Lincoln Electric Holdings, Inc.	11,166	1,888,171
Lindsay Corp.	2,760	417,119
Middleby Corp. (The) *	14,815	2,172,027
Mueller Industries, Inc.	15,255	1,120,937
Oshkosh Corp.	32,077	2,668,165
SPX Technologies, Inc. *	12,978	915,987
Standex International Corp.	19,760	2,419,414
Terex Corp.	18,730	906,157
Timken Co. (The)	25,205	2,059,753
Titan International, Inc. *	15,004	157,242
Toro Co. (The)	7,588	843,482
		41,340,525
Marine — 0.2%
Kirby Corp. *	15,935	1,110,669
Matson, Inc.	11,797	703,927
		1,814,596
Media — 0.5%
AMC Networks, Inc., Class A *	8,235	144,771
Cable One, Inc.	2,574	1,806,948
EW Scripps Co. (The), Class A *	15,345	144,397
Gannett Co., Inc. *	34,906	65,274

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
John Wiley & Sons, Inc., Class A	11,138	431,820
New York Times Co. (The), Class A	43,426	1,688,403
		4,281,613
Metals & Mining — 2.3%
Alcoa Corp.	40,726	1,733,299
Arconic Corp. *	40,874	1,072,125
ATI, Inc. * (a)	48,738	1,923,201
Cleveland-Cliffs, Inc. *	127,906	2,344,517
Commercial Metals Co.	54,334	2,656,933
Haynes International, Inc.	9,979	499,848
Materion Corp.	10,063	1,167,308
Reliance Steel & Aluminum Co.	23,241	5,966,894
Royal Gold, Inc.	4,460	578,507
SunCoke Energy, Inc.	71,841	645,132
United States Steel Corp.	15,129	394,867
		18,982,631
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc. (a)	111,962	2,139,594
Ellington Financial, Inc. (a)	12,675	154,762
KKR Real Estate Finance Trust, Inc.	16,822	191,602
Ready Capital Corp. (a)	27,148	276,095
		2,762,053
Multi-Utilities — 0.2%
NorthWestern Corp.	18,503	1,070,584
Unitil Corp.	4,257	242,819
		1,313,403
Office REITs — 0.6%
Corporate Office Properties Trust	58,846	1,395,239
Cousins Properties, Inc.	40,605	868,135
Highwoods Properties, Inc.	15,095	350,053
Hudson Pacific Properties, Inc.	36,694	244,015
Kilroy Realty Corp. (a)	51,493	1,668,373
		4,525,815
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	73,751	773,648
Antero Resources Corp. *	30,312	699,904
Callon Petroleum Co. *	10,999	367,807
Chord Energy Corp.	10,540	1,418,684
Civitas Resources, Inc.	18,645	1,274,199
CONSOL Energy, Inc.	12,658	737,582
Dorian LPG Ltd.	7,410	147,755
DT Midstream, Inc.	14,364	709,151
Equitrans Midstream Corp.	102,284	591,202
Green Plains, Inc. *	28,904	895,735
HF Sinclair Corp.	47,898	2,317,305

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Matador Resources Co.	42,062	2,004,254
Murphy Oil Corp.	37,647	1,392,186
PBF Energy, Inc., Class A	21,933	951,015
PDC Energy, Inc.	43,438	2,787,851
Range Resources Corp.	76,748	2,031,520
REX American Resources Corp. *	12,872	368,010
SM Energy Co.	56,528	1,591,828
Southwestern Energy Co. *	451,719	2,258,595
Talos Energy, Inc. *	9,230	136,973
World Fuel Services Corp.	16,245	415,060
		23,870,264
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	25,524	1,383,656
Passenger Airlines — 0.3%
Hawaiian Holdings, Inc. *	22,209	203,434
JetBlue Airways Corp. *	263,138	1,915,645
		2,119,079
Personal Care Products — 0.8%
BellRing Brands, Inc. *	36,261	1,232,874
Coty, Inc., Class A *	76,311	920,311
Edgewell Personal Care Co.	15,104	640,712
elf Beauty, Inc. *	9,860	811,971
Inter Parfums, Inc.	4,898	696,692
Medifast, Inc.	12,355	1,280,843
Nu Skin Enterprises, Inc., Class A	13,424	527,697
USANA Health Sciences, Inc. *	2,955	185,869
		6,296,969
Pharmaceuticals — 0.8%
Innoviva, Inc. *	160,398	1,804,477
Jazz Pharmaceuticals plc *	22,015	3,221,455
Prestige Consumer Healthcare, Inc. *	15,104	945,964
Supernus Pharmaceuticals, Inc. *	12,695	459,940
		6,431,836
Professional Services — 3.5%
ASGN, Inc. *	15,004	1,240,381
CACI International, Inc., Class A *	12,177	3,607,802
Concentrix Corp.	13,624	1,655,997
ExlService Holdings, Inc. *	9,192	1,487,541
FTI Consulting, Inc. *	9,201	1,815,817
Genpact Ltd.	93,125	4,304,237
Heidrick & Struggles International, Inc.	32,799	995,778
Insperity, Inc.	8,680	1,055,054
KBR, Inc.	69,151	3,806,763
Kelly Services, Inc., Class A	10,500	174,195
Korn Ferry	36,189	1,872,419
ManpowerGroup, Inc.	31,426	2,593,588

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
Maximus, Inc.	17,109	1,346,478
Resources Connection, Inc.	30,736	524,356
Science Applications International Corp.	13,148	1,412,884
TTEC Holdings, Inc.	18,645	694,153
		28,587,443
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc. *	80,167	423,282
Cushman & Wakefield plc *	39,970	421,284
Douglas Elliman, Inc.	16,274	50,612
Jones Lang LaSalle, Inc. *	14,951	2,175,221
RE/MAX Holdings, Inc., Class A	5,748	107,832
		3,178,231
Residential REITs — 0.4%
Apartment Income REIT Corp.	57,026	2,042,101
Centerspace	12,364	675,445
Independence Realty Trust, Inc.	14,274	228,812
NexPoint Residential Trust, Inc.	13,926	608,149
		3,554,507
Retail REITs — 1.4%
Agree Realty Corp.	50,966	3,496,777
Brixmor Property Group, Inc.	75,609	1,627,106
Kite Realty Group Trust	58,507	1,223,966
Macerich Co. (The)	15,127	160,346
National Retail Properties, Inc.	46,806	2,066,485
Saul Centers, Inc.	2,939	114,621
SITE Centers Corp.	49,331	605,785
Spirit Realty Capital, Inc.	41,674	1,660,292
Tanger Factory Outlet Centers, Inc.	7,950	156,059
		11,111,437
Semiconductors & Semiconductor Equipment — 3.9%
Axcelis Technologies, Inc. *	9,415	1,254,549
Cirrus Logic, Inc. *	42,444	4,642,525
Cohu, Inc. *	10,881	417,722
Diodes, Inc. *	10,600	983,256
FormFactor, Inc. *	22,839	727,422
Ichor Holdings Ltd. *	35,104	1,149,305
Kulicke & Soffa Industries, Inc. (Singapore)	60,986	3,213,352
Lattice Semiconductor Corp. *	37,381	3,569,885
MaxLinear, Inc. *	18,597	654,800
MKS Instruments, Inc.	14,238	1,261,772
Photronics, Inc. *	15,465	256,410
Power Integrations, Inc.	15,255	1,291,183
Rambus, Inc. *	29,904	1,532,879
Semtech Corp. *	17,995	434,399
Silicon Laboratories, Inc. *	21,018	3,680,042
SiTime Corp. *	4,074	579,445

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
SMART Global Holdings, Inc. *	56,926	981,404
Synaptics, Inc. *	9,064	1,007,464
Ultra Clean Holdings, Inc. *	20,965	695,199
Universal Display Corp.	11,074	1,717,910
Veeco Instruments, Inc. *	1,801	38,055
Wolfspeed, Inc. * (a)	17,461	1,134,092
		31,223,070
Software — 2.4%
ACI Worldwide, Inc. *	28,549	770,252
Adeia, Inc.	97,983	868,129
Alarm.com Holdings, Inc. *	5,595	281,317
Aspen Technology, Inc. *	7,665	1,754,289
Blackbaud, Inc. *	12,518	867,497
Digital Turbine, Inc. *	34,474	426,099
Envestnet, Inc. *	28,808	1,690,165
InterDigital, Inc.	8,490	618,921
LiveRamp Holdings, Inc. *	79,589	1,745,387
Manhattan Associates, Inc. *	17,265	2,673,485
NCR Corp. *	54,116	1,276,596
Paylocity Holding Corp. *	9,415	1,871,514
Progress Software Corp.	8,222	472,354
Qualys, Inc. *	8,580	1,115,572
SPS Commerce, Inc. *	8,334	1,269,268
Teradata Corp. *	27,509	1,108,062
Xperi, Inc. *	39,190	428,347
		19,237,254
Specialized REITs — 2.2%
CubeSmart	96,998	4,483,248
EPR Properties (a)	9,515	362,521
Four Corners Property Trust, Inc.	7,172	192,640
Lamar Advertising Co., Class A	23,384	2,335,828
Life Storage, Inc.	36,384	4,769,579
National Storage Affiliates Trust	65,550	2,738,679
PotlatchDeltic Corp.	13,225	654,637
Rayonier, Inc.	49,744	1,654,485
Uniti Group, Inc.	111,460	395,683
		17,587,300
Specialty Retail — 3.4%
Aaron's Co., Inc. (The)	8,856	85,549
Abercrombie & Fitch Co., Class A *	15,644	434,121
American Eagle Outfitters, Inc.	55,567	746,820
Asbury Automotive Group, Inc. *	5,200	1,092,000
AutoNation, Inc. *	20,303	2,727,911
Boot Barn Holdings, Inc. *	7,694	589,668
Caleres, Inc.	12,518	270,764
Chico's FAS, Inc. *	28,049	154,270

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Children's Place, Inc. (The) *	3,955	159,189
Designer Brands, Inc., Class A	18,184	158,928
Dick's Sporting Goods, Inc.	17,669	2,507,054
Five Below, Inc. * (a)	11,325	2,332,610
Foot Locker, Inc.	30,259	1,200,980
GameStop Corp., Class A * (a)	57,862	1,331,983
Genesco, Inc. *	4,120	151,946
Group 1 Automotive, Inc.	4,660	1,055,117
Guess?, Inc. (a)	12,695	247,045
Haverty Furniture Cos., Inc. (a)	4,405	140,564
Hibbett, Inc.	4,314	254,440
Lithia Motors, Inc., Class A	6,865	1,571,604
Murphy USA, Inc.	5,930	1,530,237
ODP Corp. (The) *	14,592	656,348
RH *	4,020	979,071
Sally Beauty Holdings, Inc. *	56,788	884,757
Shoe Carnival, Inc.	5,102	130,866
Signet Jewelers Ltd.	15,255	1,186,534
Sleep Number Corp. *	6,040	183,676
Upbound Group, Inc.	31,337	768,070
Urban Outfitters, Inc. *	18,479	512,238
Williams-Sonoma, Inc.	22,104	2,689,173
Zumiez, Inc. *	22,399	413,038
		27,146,571
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	57,026	878,200
Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings Ltd. *	41,407	1,946,129
Carter's, Inc.	8,680	624,266
Columbia Sportswear Co.	2,210	199,430
Crocs, Inc. *	16,914	2,138,606
Deckers Outdoor Corp. *	7,588	3,411,185
G-III Apparel Group Ltd. *	11,325	176,104
Kontoor Brands, Inc.	14,894	720,721
Oxford Industries, Inc.	4,020	424,472
PVH Corp.	17,402	1,551,562
Skechers U.S.A., Inc., Class A *	47,108	2,238,572
Steven Madden Ltd.	21,624	778,464
Wolverine World Wide, Inc.	21,659	369,286
		14,578,797
Tobacco — 0.0% ^
Vector Group Ltd.	31,814	382,086
Trading Companies & Distributors — 1.5%
Boise Cascade Co.	17,265	1,092,011
DXP Enterprises, Inc. *	3,390	91,259
GATX Corp.	2,112	232,362

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
GMS, Inc. *	46,773	2,707,689
MSC Industrial Direct Co., Inc., Class A	12,249	1,028,916
NOW, Inc. *	216,994	2,419,483
Univar Solutions, Inc. *	42,185	1,477,741
Veritiv Corp.	3,810	514,884
Watsco, Inc. (a)	8,714	2,772,446
		12,336,791
Water Utilities — 0.7%
American States Water Co.	9,459	840,810
California Water Service Group	12,518	728,548
Essential Utilities, Inc.	87,005	3,797,768
		5,367,126
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	59,773	866,709
Shenandoah Telecommunications Co.	12,695	241,459
Telephone and Data Systems, Inc.	55,026	578,323
		1,686,491
Total Common Stocks (Cost $611,353,911)		786,861,694
Short-Term Investments — 5.6%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c) (Cost $21,961,047)	21,961,047	21,961,047
Investment of Cash Collateral from Securities Loaned — 2.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	16,996,001	16,999,400
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	6,108,800	6,108,800
Total Investment of Cash Collateral from Securities Loaned (Cost $23,108,800)		23,108,200
Total Short-Term Investments (Cost $45,069,847)		45,069,247
Total Investments — 102.8% (Cost $656,423,758)		831,930,941
Liabilities in Excess of Other Assets — (2.8)%		(22,598,989)
NET ASSETS — 100.0%		809,331,952

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $22,920,357.

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	54	06/16/2023	USD	4,895,100	(49,027)
S&P Midcap 400 E-Mini Index	60	06/16/2023	USD	15,180,600	18,237
					(30,790)

Abbreviations
USD	United States Dollar

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$831,930,941	$—	$—	$831,930,941
Appreciation in Other Financial Instruments
Futures Contracts (a)	$18,237	$—	$—	$18,237
Depreciation in Other Financial Instruments
Futures Contracts (a)	(49,027)	—	—	(49,027)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(30,790)	$—	$—	$(30,790)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	$—	$17,000,000	$—	$—	$(600)	$16,999,400	16,996,001	$12,763	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	4,706,771	42,808,468	41,406,439	—	—	6,108,800	6,108,800	58,673	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	29,389,113	143,157,211	150,585,277	—	—	21,961,047	21,961,047	568,207	—
Total	$34,095,884	$202,965,679	$191,991,716	$—	$(600)	$45,069,247		$639,643	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.